Company Financial Information - Parent only financial information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of information about consolidated structured entities [line items]
(Loss)/profit for the year	$ (50)	€ (46)	$ 237	€ 224	$ (210)	€ (177)
Equity	106		455		286		€ 96	€ 427	$ 48
Parent
Disclosure of information about consolidated structured entities [line items]
(Loss)/profit for the year	53	49	218	206	(176)	(148)
Equity	3,434		3,521				3,108	3,301
Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Equity	(3,328)		(3,066)				€ (3,012)	€ (2,874)
Additional Loss/Gain If Subsidiaries Had Been Accounted For Using The Equity Method	$ (103)	€ (95)	$ 19	€ 18	$ (34)	€ (29)